Average Annual Total Returns - MFS® Value Portfolio	Apr. 30, 2021
Russell 1000 Value Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	2.80%
5 Years	9.73%
10 Years	10.50%
Since Inception
Class A
Average Annual Return:
1 Year	3.96%
5 Years	10.43%
10 Years	11.24%
Since Inception
Class B
Average Annual Return:
1 Year	3.66%
5 Years	10.14%
10 Years	10.96%
Since Inception
Class E
Average Annual Return:
1 Year	3.75%
5 Years	10.26%
10 Years	11.08%
Since Inception
Class D
Average Annual Return:
1 Year	3.85%
5 Years	10.31%
10 Years
Since Inception	10.46%
Inception Date	Apr. 26, 2013